UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PI Investment Management Limited

Address:   5th Floor, Alexandra House, The Sweepstakes
           Ballsbridge, Dublin 4, Ireland


Form 13F File Number: 028-11988


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Shauneen Kay
Title:  Chief Compliance Officer
Phone:  011 353 1 6699223

Signature,  Place,  and  Date  of  Signing:

/s/ Shauneen Kay                   Dublin, Ireland                    11/3/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      538,054
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACCENTURE PLC               Common            G1151C101    8,831  237,065          SOLE       NONE     237,065      0    0
AFLAC INC                   Common            001055102   14,276  333,328          SOLE       NONE     333,328      0    0
ALTRIA GROUP INC            Common            02209S103   12,136  678,014          SOLE       NONE     678,014      0    0
AUTOMATIC DATA PROCESSING   Common            053015103   20,538  521,659          SOLE       NONE     521,659      0    0
BECTON DICKINSON & CO       Common            075887109   15,879  225,649          SOLE       NONE     225,649      0    0
CISCO SYSTEMS INC           Common            17275R102   18,757  805,029          SOLE       NONE     805,029      0    0
EMERSON ELECTRIC CO         Common            291011104   28,669  714,584          SOLE       NONE     714,584      0    0
EXXON MOBIL CORP            Common            30231G102   14,949  216,426          SOLE       NONE     216,426      0    0
FISERV INC                  Common            337738108   16,424  342,456          SOLE       NONE     342,456      0    0
GAP INC                     Common            364760108   12,591  586,984          SOLE       NONE     586,984      0    0
GENERAL DYNAMICS CORP       Common            369550108   27,548  427,297          SOLE       NONE     427,297      0    0
HEWLETT-PACKARD CO          Common            428236103   17,936  378,077          SOLE       NONE     378,077      0    0
ILLINOIS TOOL WORKS         Common            452308109   10,635  246,805          SOLE       NONE     246,805      0    0
JOHNSON & JOHNSON           Common            478160104   46,333  760,434          SOLE       NONE     760,434      0    0
JOHNSON CONTROLS INC        Common            478366107   10,897  420,086          SOLE       NONE     420,086      0    0
M & T BANK CORP             Common            55261F104   11,588  185,490          SOLE       NONE     185,490      0    0
MEDTRONIC INC               Common            585055106   17,637  474,873          SOLE       NONE     474,873      0    0
MICROSOFT CORP              Common            594918104   20,978  814,691          SOLE       NONE     814,691      0    0
NIKE INC                    Common            654106103   18,468  307,333          SOLE       NONE     307,333      0    0
OMNICOM GROUP               Common            681919106   15,670  413,452          SOLE       NONE     413,452      0    0
PHILIP MORRIS INTERNATIONAL Common            718172109   35,419  726,996          SOLE       NONE     726,996      0    0
REPUBLIC SERVICES INC       Common            760759100   14,445  540,011          SOLE       NONE     540,011      0    0
ROCKWELL COLLINS INC        Common            774341101   17,579  347,204          SOLE       NONE     347,204      0    0
STAPLES INC                 Common            855030102   10,654  458,035          SOLE       NONE     458,035      0    0
SYSCO CORP                  Common            871829107    8,688  348,216          SOLE       NONE     348,216      0    0
TARGET CORP                 Common            87612E106   15,054  318,409          SOLE       NONE     318,409      0    0
WALGREEN CO                 Common            931422109   34,963  710,187          SOLE       NONE     710,187      0    0
WAL-MART STORES INC         Common            931142103   27,091  725,339          SOLE       NONE     725,339      0    0
WELLS FARGO & CO            Common            949746101   13,421  473,385          SOLE       NONE     473,385      0    0